Retirement benefits	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Retirement benefits
26. Retirement benefits
UK
Since 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue & Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.
The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up in 2015 following the completion of the buy-out
and transfer of the defined benefit obligations to Rothesay Life.
Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement (‘UK plan’) who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out
offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Group meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced accounts totalling $31m (£25m) at 31 December 2024 (see note
15
) is currently held as security on behalf of the remaining members.
US
During 2018, the Group completed a termination of the US funded Inter-Continental Hotels Pension Plan, which involved certain qualifying members receiving lump-sum
cash-out
payments with the remaining pension obligations subject to a buy-out
by Banner Life Insurance Company, a subsidiary of Legal & General America.
The Group continues to maintain the unfunded Inter-Continental Hotels
Non-qualified
Pension Plans (‘US plans’) and unfunded Inter-Continental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan (‘US post-retirement plan’), both of which are defined benefit plans. Both plans are closed to new members. A Retirement Committee, comprising senior Group employees and assisted by professional advisers as and when required, has responsibility for oversight of the plans.
Other post-employment benefits
The Group maintains immaterial post-employment benefit plans in countries including the Philippines, Dubai, India, Mexico and Thailand which are accounted for as defined benefit plans.
At 31 December 2024, the net retirement benefit asset relating to the Philippines plan was $3m (2023: $3m) comprising plan assets of $13m (2023: $12m) and a defined benefit obligation of $10m (2023: $9m).
A retirement benefit liability totalling $7m was recognised in respect of all other countries’ plans. Disclosures in this note concerning assumptions, sensitivities, estimates future benefit payments and duration of pension obligations relate to the UK and US plans and the US post-retirement plan and are not provided in relation to these immaterial plans.

Movement in retirement benefit obligations

	2024 $m	2023 $m	2022 $m

At 1 January	66	66	92

Recognised in profit or loss

Interest expense	5	3	2

	5	3	2

Recognised in other comprehensive income

Actuarial (gain)/ loss arising from changes in:

Demographic assumptions	–	(1)	(1)

Financial assumptions	(3)	2	(22)

Experience adjustments	(1)	1	2

Re-measurement (gain)/ loss	(4)	2	(21)

Exchange and other adjustments	7	–	(2)

	3	2	(23)

Other

Group contributions	(6)	(5)	(5)

	(6)	(5)	(5)

At 31 December	68	66	66

Comprising:

UK plan	17	19	18

US plans	31	34	35

US post-retirement plan	13	13	13

Other post-employment benefit plans	7	–	–

	68	66	66
The value of benefits paid is equal to contributions paid into the plans by the Group.
Assumptions
The principal financial assumptions used by the actuaries to determine the defined benefit obligations are:

	2024%	2023%	2022%

UK plan only:

Pension increases	3.2	3.1	3.2

Inflation rate	3.2	3.1	3.2

Discount rate:

UK plan	5.6	4.8	5.0

US plans	5.3	4.7	4.9

US post-retirement plan	5.3	4.7	4.9

US healthcare cost trend rate assumed for the next year:

Pre-65 (ultimate rate reached in 203 5 )	8.6	7.8	6.9

Post-65 (ultimate rate reached in 203 5 )	9.7	8.6	7.3

Ultimate rate that the cost rate trends to	4.5	4.5	4.5

Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S3PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2023 model and a 1.25% per annum long-term trend and a smoothing parameter
(‘s-kappa’)
of 7.0 with weightings of 92% and 86% for pensioners and 87% and 86%
for non-pensioners,
male and female respectively. In the US, the current assumptions use rates from the
Pri-2012
Mortality Study and Generationally Projected with Scale
MP-2021
mortality tables.
The assumptions applied to the UK plan and US plans for life expectancy at retirement age are as follows:

	UK			US

	2024 years	2023 years	2022 years	2024 years	2023 years	2022 years

Current pensioners at 65 a – male	23	23	24	22	22	22

– female	25	25	26	23	23	23

Future pensioners at 65 b – male	23	23	25	23	23	23

– female	25	25	27	25	25	25

a.	Relates to assumptions based on longevity following retirement at the end of the reporting period.

b.	Relates to assumptions based on longevity relating to an employee retiring in 2044 .
The assumptions allow for expected increases in longevity.
Sensitivities
Changes in assumptions used for determining retirement benefit costs and obligations may have an impact on the Group income statement and the Group statement of financial position. The key assumptions are the discount rate, the rate of inflation, the assumed mortality rate and the healthcare costs trend rate. The sensitivity analysis below relates to the increase/(decrease) in the benefit obligation and is based on extrapolating reasonable changes in these assumptions, using year-end
conditions and assuming no interdependency between the assumptions:

		2024 $m	2023 $m

Discount rate	1% decrease	5	6

	1% increase	(5)	(6)

Inflation rate	0.25% decrease	(1)	(1)

	0.25% increase	–	1

Mortality rate	One-year increase	2	3

Healthcare costs trend rate	1% decrease	(1)	(1)

	1% increase	1	1
Estimated future benefit payments

	2024 $m	2023 $m

Within one year	5	5

Between one and five years	20	21

More than five years	81	86

	106	112
Average duration of pension obligations

	2024 years	2023 years

UK plan	12.0	13.0

US plans	7.1	7.5

US post-retirement plan	7.4	8.0
Defined contribution plans
The Group also operates a number of smaller pension plans outside the UK, the most significant of which is a defined contribution plan in the US which is designed to comply with the requirements
of the Internal Revenue Code Section 409A.